Loans (Unpaid Principal Balance And Carrying Value Of Acquired Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Bank Acquisitions [Member]
Unpaid Principal Balance	$ 866,874	$ 432,566
Carrying Value, Acquired loans	596,946	331,295
Life Insurance Premium Finance Acquisition [Member]
Unpaid Principal Balance	632,878	752,129
Carrying Value, Acquired loans	$ 598,463	$ 695,587